Equity Method Investments (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 28, 2025	Jun. 30, 2025	Jun. 30, 2024	Jan. 31, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Gain (loss) on disposal		$ 10,288	$ (518)
Net income/(loss) from equity method investments		10,287	(2,339)
Equity method investments		35,060			$ 43,665
Additions to equity method investments		19,268	0
Nonconsolidated investees, other
Schedule of Equity Method Investments [Line Items]
Net income/(loss) from equity method investments		(1)	$ (1,821)
Southern Energy S.A., SESA
Schedule of Equity Method Investments [Line Items]
Equity method investments		19,271			0
Additions to equity method investments		$ 19,300
Equity method investment, ownership percentage		10.00%		10.00%
Logística e Distribuição de Gás S.A. (“LOGAS”)
Schedule of Equity Method Investments [Line Items]
Equity method investments		$ 8,060			7,183
Egyptian Company for Gas Services S.A.E (“ECGS”)
Schedule of Equity Method Investments [Line Items]
Equity method investments		5,737			5,502
Aqualung Carbon Capture AS (“Aqualung”)
Schedule of Equity Method Investments [Line Items]
Equity method investments		1,992			2,046
Avenir LNG Limited
Schedule of Equity Method Investments [Line Items]
Gain (loss) on disposal	$ 10,300
Equity method investments		$ 0			$ 28,934
Equity method investment, amount sold	$ 39,100
Sale of stock, US dollar per share	$ 1.0